GENERAL	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1 - GENERAL

a.
Nayax Ltd. (hereafter – the “Company”) was incorporated in January 2005. The Company provides processing and software as a service (SaaS) business operations solutions and services via a global platform. The Company is marketing its POS devices and SaaS solutions it developed in more than 60 countries worldwide through subsidiaries (the Company and the subsidiaries, hereafter – the “Group”) and through local distributors.

The Company is a public entity and its shares are being traded on the Tel Aviv Stock Exchange (TASE) since May 2021 and on the Nasdaq Global Select Market (Nasdaq) since September 2022 under the symbol NYAX. As of that date, the Company is dual listed on the Nasdaq and the TASE.

b.
"Swords of Iron" - War against terror organization Hamas - On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s government declared war against Hamas. Other terrorist organizations such as the Hezbollah in Lebanon on Israel's northern border have launched rocket attacks on Israel in support of Hamas. The military campaign against Hamas and other terrorist organizations is ongoing and could escalate in the future into a larger regional conflict. There is no certainty as to the duration, severity, results or implications of the war on the State of Israel generally or on the Company. While many of Israeli civilians were drafted to reserve duty, the company's headquarter activity located in Israel remained unharmed. The company has not experienced any material impact on its revenues, mainly due the fact that most of the company's revenues are generated overseas. As of the date of these financial statements, the end of the war is unknown

c.
On March 12, 2024, the Company successfully concluded an offering of 2,600,000 ordinary shares. The net proceeds from this sale amounted to approximately $62.7 million, after accounting for the underwriting discount, professional fees and other offering expenses.

d.
These condensed consolidated interim financial statements were approved by the Board of Directors on August 6, 2024 and should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “2023 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on February 28, 2024.